Investment and return (Tables)	12 Months Ended
Dec. 31, 2024
Investment And Return [Abstract]
Schedule of Cash Resources and Other Financial Assets	The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is considered to be the same as the carrying amount for 2024 and 2023. The Group’s cash resources and other financial assets are shown below.

Financial assets(a)	€ million Current 2024	€ million Non-current 2024	€ million Total 2024	€ million Current 2023	€ million Non-current 2023	€ million Total 2023
Cash and cash equivalents
Cash at bank and in hand	3,241	–	3,241	2,862	–	2,862
Short-term deposits(b)	2,436	–	2,436	1,181	–	1,181
Other cash equivalents(c)	459	–	459	116	–	116
	6,136	–	6,136	4,159	–	4,159
Other financial assets
Financial assets at amortised cost(d)	736	526	1,262	961	454	1,415
Financial assets at fair value through other comprehensive income(e)	–	600	600	151	458	609
Financial assets at fair value through profit or loss:
Derivatives	149	68	217	37	75	112
Other(f)	445	377	822	582	399	981
	1,330	1,571	2,901	1,731	1,386	3,117
Total	7,466	1,571	9,037	5,890	1,386	7,276
(a)For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes
13 and 14 respectively.
(b)Short-term deposits typically have maturity of up to three months.
(c)Other cash equivalents include investments in overnight funds and marketable securities.
(d)Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process, fixed income securities and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €196 million (2023: €227 million).
(e)Included within non-current financial assets at fair value through other comprehensive income are equity investments. These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2024 of these equity investments was €64 million (2023:
€(39) million).
(f)Current other financial assets at fair value through profit or loss include money market funds, marketable securities and other capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €30 million (2023: €33 million), option to acquire non-
controlling interest in subsidiaries of €27 million (2023: €31 million) and investments in financial institutions.

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

Cash and cash equivalents reconciliation to the cash flow statement	€ million 2024	€ million 2023
Cash and cash equivalents per balance sheet	6,136	4,159
Less: Bank overdrafts	(180)	(116)
Add: Cash and cash equivalents included in assets held for sale	–	2
Less: Bank overdraft included in liabilities held for sale	(6)	–
Cash and cash equivalents per cash flow statement	5,950	4,045